497(e)
                                                                      333-132200

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 25, 2011 TO THE CURRENT PROSPECTUS FOR:
VARIABLE LIFE INSURANCE POLICIES
CORPORATE OWNED INCENTIVE LIFE(SM)

--------------------------------------------------------------------------------

This supplement updates certain information in the most recent Prospectus that you received for your AXA Equitable variable life insurance policy listed above, and in any supplements to that Prospectus (together, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.


LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE GUARANTEED INTEREST
OPTION

As described in your Prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). See "Transferring your money among our investment options -- Transfers you can make" (or other applicable sections regarding transfers) in your Prospectus. Through March 31, 2012, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through March 31, 2012), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer by sending a written request or facsimile to our Administrative Office. If you need assistance, please contact a customer service representative by calling 1-800-947-3598. In general, transfers take effect on the date the request is received. However, any written or facsimile transaction requests received after 4:00 p.m. (Eastern Time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern
Time) on March 31, 2012, in order to take advantage of this unrestricted transfer opportunity.

Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.












                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104

   Copyright 2011 AXA Equitable Life Insurance Company. All rights reserved.
            Corporate Owned Incentive Life(SM) is a service mark of
                     AXA Equitable Life Insurance Company.


EVM-436 (8/11)                                               Cat # 142546 (8/11)
IF/NB SAR                                                                 x03629

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 25, 2011 TO THE CURRENT PROSPECTUSES FOR:
Variable Life Insurance Policies

PARAMOUNT LIFE(SM)                SURVIVORSHIP INCENTIVE LIFE(SM)
IL PROTECTOR                      INCENTIVE LIFE(R) '02
IL COLI                           SURVIVORSHIP INCENTIVE LIFE(SM) '02
IL COLI '04                       INCENTIVE LIFE(R) '06
INCENTIVE LIFE PLUS               INCENTIVE LIFE LEGACY(R)
SURVIVORSHIP 2000                 INCENTIVE LIFE LEGACY(R) II
INCENTIVE LIFE(R) 2000            SURVIVORSHIP INCENTIVE LIFE(SM) LEGACY
CHAMPION 2000                     INCENTIVE LIFE OPTIMIZER(R)
INCENTIVE LIFE(R)                 INCENTIVE LIFE OPTIMIZER(R) II

--------------------------------------------------------------------------------

This supplement updates certain information in the most recent Prospectus that you received for your AXA Equitable variable life insurance policy listed above, and in any supplements to that Prospectus (together, the "Prospectus"). You should read this in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.


LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE GUARANTEED INTEREST
OPTION

As described in your Prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). See "Transferring your money among our investment options -- Transfers you can make" (or other applicable sections regarding transfers) in your Prospectus. Through March 31, 2012, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through March 31, 2012), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer via the Internet by visiting our AXA-Equitable.com website and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern
Time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern Time) on March 31, 2012, in order to take advantage of this unrestricted transfer opportunity.

Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.








                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104

   Copyright 2011 AXA Equitable Life Insurance Company. All rights reserved. Incentive Life(R), Incentive Life Legacy(R), Incentive Life Legacy(R) II,
         Incentive Life Optimizer(R) and Incentive Life Optimizer(R) II
               are issued by and are registered service marks of
                     AXA Equitable Life Insurance Company.
             Paramount Life(SM) and Survivorship Incentive Life(SM
           are service marks of AXA Equitable Life Insurance Company.


EVM-001 (8/11)                                                Cat #132054 (8/11)
IF/NB SAR                                                                 x03631

AXA Equitable Life Insurance Company ("AXA Equitable")
MONY Life Insurance Company of America ("MONY America")

SUPPLEMENT DATED AUGUST 25, 2011 TO THE CURRENT VARIABLE LIFE AND VARIABLE ANNUITY PROSPECTUSES AND SUPPLEMENTS TO THE PROSPECTUSES

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectuses and statements of additional information you received and in any supplements to the prospectuses and statements of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Certain variable investment options may not be available in all contracts and policies. Please note the following changes described below.


A. CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST (AS APPLICABLE TO YOUR AXA EQUITABLE AND MONY AMERICA CONTRACT OR POLICY)

PORTFOLIO SUB-ADVISER CHANGES

1. Effective on or about September 1, 2011, Earnest Partners, LLC will replace Alliance Bernstein L.P. as a Sub-Adviser to the Multimanager International Equity Portfolio. AXA Equitable Funds Management Group, LLC will continue to be its Investment Manager.

2. Effective on or about August 1, 2011, Bridgeway Capital Management, Inc. will no longer serve as a Sub-Adviser to the EQ/Calvert Socially Responsible Portfolio. Calvert Investment Management Inc. will continue to be its Sub-Adviser and AXA Equitable Funds Management Group, LLC will continue to be its Investment Manager.

For more information about these Portfolios, see "Portfolios of the Trusts" in the Prospectus.


B. CHANGE TO THE HIGHEST PERCENTAGE OF THE TOTAL ANNUAL PORTFOLIO EXPENSES (AS APPLICABLE TO YOUR AXA EQUITABLE POLICY OR YOUR MONY AMERICA INCENTIVE LIFE LEGACY AND INCENTIVE LIFE LEGACY II POLICIES)

     See "Portfolio operating expenses expressed as an annual percentage of daily net assets," in "Risk/benefit summary: Charges and expenses you will pay."

     The highest total annual portfolio operating expense for the Templeton Developing Markets Securities Portfolio has been reduced from 1.76% to 1.62%.




     DISTRIBUTED BY AFFILIATE AXA ADVISORS, LLC, AND FOR CERTAIN CONTRACTS
               CO-DISTRIBUTED BY AFFILIATE AXA DISTRIBUTORS, LLC,
                1290 AVENUE OF THE AMERICAS, NEW YORK, NY 10104.

              COPYRIGHT 2011 AXA EQUITABLE LIFE INSURANCE COMPANY.
             COPYRIGHT 2011 MONY LIFE INSURANCE COMPANY OF AMERICA.
                              ALL RIGHTS RESERVED.


                      AXA Equitable Life Insurance Company
                    MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234


IM-24-08 (8/11)                                              Cat.# 147316 (8/11)
NB/IF (SAR)                                                               x03632